Schedule of Current and Deferred Portions of the Income Tax Expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Current taxes	$ 513,209	$ 107,490
Deferred taxes
Income tax expense	$ 513,209	$ 107,490